Financial instruments	12 Months Ended
Dec. 31, 2023
Financial instruments [Abstract]
Financial instruments
Note 8 – Financial instruments

Categories of financial instruments

(Dollars in thousands)	Carrying amount
Financial assets	2023	2022
Cash and cash equivalents [1,3]	$74,738	$125,948
Accounts receivable and accrued revenues [1]	75,848	59,465
Derivative financial assets, current [2]	-	3,759
Total financial assets	$150,586	$189,172

Financial liabilities
Accounts payables and accrued expenses [1]	$20,493	$29,398
Current portion long term debt [1]	30,300	29,626
Long term debt [1]	398,425	367,069
Total financial liabilities	$449,219	$426,094

[1]	Amounts carried at amortized cost.
[2]	Amounts carried at fair value through profit or loss.
[3]	Cash and cash equivalents include $370 thousand in restricted cash in 2023 and $316 thousand in restricted cash in 2022, including employee withholding tax.

Fair value of non-derivative financial instruments

It is assumed that fair value of non-derivative financial instruments is equal to the nominal amount for all financial assets and liabilities. With regards to trade receivables, the credit risk is not viewed as significant. With regards to the credit facilities, these are floating rate with terms and conditions considered to be according to market terms and no material change in credit risk; consequently, it is assumed that carrying value has no material deviation from fair value.

Measurement of fair value

In the statement of financial position, only derivatives were classified within a fair value measurement category and recognized at fair value. Fair value measurement is based on Level 2 in the fair value hierarchy as defined in IFRS 13 Fair Value Measurement. Such measurement is based on techniques for which all inputs that have a significant effect on the recorded fair value are observable. Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

Derivatives – interest rate swaps

		Notional amount		Fair value - Financial asset
(Dollars in thousands)	Expires	2023	2022	2023	2022
Swap pays 2.987%, receive floating	Apr. 20, 2023	$-	$37,200	$-	$202
Swap pays 3.012%, receive floating	Apr. 20, 2023	-	37,200	-	200
Swap pays 3.019%, receive floating	Sept. 29, 2023	-	25,609	-	365
Swap pays 3.019%, receive floating	Sept. 29, 2023	-	24,695	-	351
Swap pays 2.8665%, receive floating	Sep. 29, 2023	-	41,120	-	629
Swap pays 2.8785%, receive floating	Jun. 30, 2023	-	35,539	-	357
Swap pays 2.885%, receive floating	Sept. 29, 2023	-	40,478	-	623
Swap pays 2.897%, receive floating	Sept. 30, 2023	-	35,717	-	544
Swap pays 3.020%, receive floating	Sept. 29, 2023	-	34,033	-	488
Total carrying amount		$-	$311,590	$-	$3,759

Interest-bearing debt

			Remaining	Carrying amount
(Dollars in thousands)	Interest	Maturity	notional	2023	2022
Credit Agricole Credit Facility	SOFR + 2.05%	2028	$35,000	$34,097	$36,381
Danish Ship Finance Credit Facility	SOFR + CAS[1] + 2.00%	2025	29,120	28,982	31,342
Nordea Credit Facility	SOFR + CAS[2] + 1.90%	2027	93,521	90,594	113,043
ING Credit Facility	SOFR + 1.90%	2029	235,150	231,258	-
ING Credit Facility	SOFR + 1.80%	2029	44,250	43,794	-
ABN AMRO Credit Facility[3]			-	-	215,929
Total carrying amount			$437,041	$428,726	$396,696

[1]	Credit Adjustment Spread (CAS) of 0.48%.
[2]	Credit Adjustment Spread (CAS) of 0.26%.
[3]	Outstanding under the ABN AMRO Credit Facility as of December 31, 2022, refinanced through the ING Credit Facility in January 2023. See Note 9 for further details.

The difference between the remaining notional and carrying amount for each of the credit facilities is the capitalized borrowing cost, of which $4.3 million was capitalized in 2023.

As of December 31, 2023, $141.9 million was undrawn under the Nordea Credit Facility and $51.1 million was undrawn under the ING Credit Facility.

Interest on all our credit facilities is payable quarterly in arrears, except the Danish Ship Finance Credit Facility which has interest payable semi-annually in arrears. The credit facilities are principally secured by the first-priority mortgages on the vessels financed by the credit facility, assignments of earnings, pledge of shares in the borrower, insurance and the borrowers’ rights under charters for the vessels, if any, as well as a pledge of the borrowers’ bank account balances.

Reconciliation of liabilities arising from financing activities

The table below details changes in liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company’s consolidated statement of cash flows as cash flows from financing activities.

			Non-cash changes

	As of January 1, 2023	Financing cash flows [1]	Amortization	Other changes [2]	As of December 31, 2023
Bank loans [3]	$396,696	$29,731	$2,972	$(673)	$428,726
Office leases [4]	3,938	(1,424)	-	3,334	5,849
Total [5]	$400,634	$28,307	$2,972	$2,661	$434,574

			Non-cash changes

	As of January 1, 2022	Financing cash flows [1]	Amortization	Other changes [2]	As of December 31, 2022
Bank loans [3]	$522,299	$(127,816)	$2,902	$(688)	$396,696
Office leases [4]	3,285	(1,090)	-	1,743	3,938
Total [5]	$525,584	$(128,906)	$2,902	$1,054	$400,634

[1]	The cash flows from bank loans make up the net amount of issuance of long-term debt and repayment of long-term debt in the statement of cash flows.
[2]
Other changes related to bank loans for the years 2023 and 2022 represent gains on modification of debt which includes previously capitalized fees. Other changes related to office leases for 2023 represent lease modification and foreign exchange effects during the year related to IFRS 16 Leases. Other changes related to office leases for 2022 represent lease liabilities assumed through the business combination (for more details see Note 16), lease modification, and foreign exchange effects during the year related to IFRS 16.

[3]
As of December 31, 2023, bank loans consist of current portion long-term debt of $30,300 thousand and long-term debt of $398,425 thousand. As of December 31, 2022, bank loans consist of current portion long-term debt of $29,626 thousand and long-term debt of $367,069 thousand.

[4]
As of December 31, 2023, office leases consist of $1,418 thousand of current liabilities and $4,431 thousand of non-current liabilities. As of December 31, 2022, office leases consist of $1,178 thousand of current liabilities and $2,760 thousand of non-current liabilities. The remaining balance of non-current liabilities consists of pensions, deferred tax liability, and restoration cost related to office rental.

[5]	The reconciliation does not include interest rate swaps, which are described in Note 8.